UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE


                       Report for the Calendar Year or Quarter Ended: 06/30/2002 Check here if Amendment [ ]; Amendment Number:
                                This Amendment (check only one.):
                                         [ ]    is a restatement.
                                         [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
         ---------------------------------------------

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name: Phillippe E. Baumann
      --------------------
Title: Executive Vice President
       ------------------------
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
--------------------------
New York, New York
July 11, 2002

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT



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

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0
                                          -

Form 13F Information Table Entry Total:     27
                                           ---


Form 13F Information Table Value Total:   $121,104,000 (thousands)
                                           -----------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   NONE


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

                            STRALEM & COMPANY, INC.
                                   13F REPORT
                                AS OF 6/30/2002

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    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)     (B)     (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                     COMMON          23608102     5,522,000    128,400            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
APPLI ED BIOSYSTEMS             COMMON          38020103       234,000     12,000            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CELERA GENOMICS                 COMMON          38020202        72,000      6,000            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRON                         COMMON         166751107     3,482,000     39,350            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CON EDISON                      COMMON         209115104     5,471,000    131,050            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN               COMMON         313400301     3,409,000     55,700            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC                    COMMON         369604103     5,957,000    205,050            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                      COMMON         437076102     5,625,000    153,150            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
INTEL                           COMMON         458140100     2,450,000    134,100            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON               COMMON         478160104     3,133,000     59,950            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                    COMMON         49337W100     5,819,000    154,550            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                      COMMON         540424108     7,196,000    135,800            X       0       X       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
LOWES                           COMMON         548661107     7,766,000    171,050            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MBIA INC                        COMMON         55262C100     8,020,000    141,875            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                      COMMON         585055106     3,156,000     73,650            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MERCK                           COMMON         589331107     3,066,000     60,550            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                       COMMON         594918104     3,881,000     70,950            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM            COMMON         674599105     4,253,000    143,100            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
ORACLE                          COMMON         68389X105     3,262,000    344,500            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                      COMMON         717081103     1,901,000     54,300            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY                 COMMON         743263105     5,217,000    100,300            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                     COMMON         842587107     5,722,000    208,850            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS                COMMON         866810404     2,026,000    404,300            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
TXU CORP                        COMMON         873168108     4,957,000     96,150            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
WAL MART                        COMMON         931142103     7,338,000    133,400            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL                       COMMON         963320106     6,788,000    103,850            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY                     COMMON         98389B100     5,381,000    320,900            X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
                                                           121,104,000  3,642,825